COMMITMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of commitments [abstract]
Disclosure of commitments [text block]

25) COMMITMENTS

Guarantees

As of December 31, 2019 and 2020, the Atento Group has guarantees to third parties of 350,602 thousand U.S. dollars and 307,403 thousand U.S. dollars, respectively.

The transactions guaranteed and their respective amounts at December 31, 2019 and 2020 are as follow:

	Thousands of U.S. dollars
	2019	2020
Guarantees
Financial, labor-related, tax and rental transactions	152,297	119,356
Contractual obligations	198,283	187,962
Other	22	85
Total	350,602	307,403

The Company’s directors do not believe that any contingencies will arise from these guarantees other than those already recognized.

The breakdown shown in the table above relates to guarantees extended by Atento Group companies, classified by purpose. Of these guarantees, the majority relate to commercial purposes and rental activities, the remaining guarantees relates to tax and labor proceedings.